Concentration of risk	12 Months Ended
Jun. 30, 2019
Concentration of risk
Concentration of risk

Note 12 – Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash (including restricted cash). As of June 30, 2019 and 2018, $78,918 and $319,071 were deposited with financial institutions located in the PRC, respectively. These balances are not covered by insurance. While management believes that these financial institutions and third-party fund holders are of high credit quality, it also continually monitors their creditworthiness.

The Company is also exposed to risk from its accounts receivable, other receivables – related parties, and loan receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

As of June 30, 2019, the Company had working capital of approximately $22.9 million. The Company had accounts receivable of approximately $39.0 million, most of them are short-term in nature and can be collected back within 3 months to be used to support its working capital requirements. The Company believes the components of its current working capital is sufficient to support its operations for the next twelve months from the date of this report. If the Company is unable to realize its current assets within the normal operating cycle of a twelve-month period, the Company may have to consider supplementing its available sources of funds through obtaining additional loans.

Customer concentration risk

For the years ended June 30, 2019 and 2018, no customer accounted for more than 10% of the Company’s total revenues. For the year ended June 30, 2017, one customer accounted for 79.1% of the Company’s total revenues.

As of June 30, 2019 and 2018, no customer accounted for more than 10% of the total balance of accounts receivable.

Vendor concentration risk

For the year ended June 30, 2019, four vendors accounted for 29.8%,  17.6%,  16.8% and 16.5% of the Company’s total purchases. For the year ended June 30, 2018, four vendors accounted for 29.0%,  24.5%,  21.2% and 12.8% of the Company’s total purchases.  For the year ended June 30, 2017, three vendors accounted for 51.3%,  22.2% and 13.3% of the Company’s total purchases.

As of June 30, 2019, four vendors accounted for 25.3%,  23.0%,  16.0% and 12.3% of the total balance of accounts payable. As of June 30, 2018, two vendors accounted for 47.5% and 22.3% of the total balance of accounts payable.